Shareholders' Equity (Details) - Schedule of Information Concerning Outstanding and Exercisable Awards	12 Months Ended
Dec. 31, 2023 $ / shares shares
Awards outstanding [Member] | 0.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of awards outstanding at end of year	31,389 [1]
Awards outstanding [Member] | 2.21 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 2.21
Number of awards outstanding at end of year	2,313,143
Weighted Average Remaining Contractual Life (years)	5 years 11 months 8 days
Awards outstanding [Member] | 11.06 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 11.06
Number of awards outstanding at end of year	52,000
Weighted Average Remaining Contractual Life (years)	9 years 4 months 20 days
Awards outstanding [Member] | 11.52 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 11.52
Number of awards outstanding at end of year	346,500
Weighted Average Remaining Contractual Life (years)	9 years 5 months 19 days
Awards outstanding [Member] | 16.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 16
Number of awards outstanding at end of year	213,109
Weighted Average Remaining Contractual Life (years)	6 years 10 days
Awards outstanding [Member] | 17.63 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 17.63
Number of awards outstanding at end of year	968,328
Weighted Average Remaining Contractual Life (years)	8 years 8 months 4 days
Awards outstanding [Member] | 23.19 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 23.19
Number of awards outstanding at end of year	210,000
Weighted Average Remaining Contractual Life (years)	7 years 9 months 10 days
Awards outstanding [Member] | 23.42 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 23.42
Number of awards outstanding at end of year	16,000
Weighted Average Remaining Contractual Life (years)	7 years 9 months 7 days
Awards outstanding [Member] | 23.84 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 23.84
Number of awards outstanding at end of year	595,268
Weighted Average Remaining Contractual Life (years)	7 years 11 months 12 days
Awards outstanding [Member] | 23.86 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 23.86
Number of awards outstanding at end of year	69,400
Weighted Average Remaining Contractual Life (years)	7 years 9 months
Awards outstanding [Member] | 24.97 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 24.97
Number of awards outstanding at end of year	21,900
Weighted Average Remaining Contractual Life (years)	7 years 5 months 1 day
Awards outstanding [Member] | 28.96 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 28.96
Number of awards outstanding at end of year	18,875
Weighted Average Remaining Contractual Life (years)	6 years 10 months 2 days
Awards outstanding [Member] | 30.66 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 30.66
Number of awards outstanding at end of year	26,400
Weighted Average Remaining Contractual Life (years)	7 years 6 months 10 days
Awards outstanding [Member] | 30.93 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 30.93
Number of awards outstanding at end of year	20,000
Weighted Average Remaining Contractual Life (years)	6 years 9 months 21 days
Awards outstanding [Member] | 36.74 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 36.74
Number of awards outstanding at end of year	3,000
Weighted Average Remaining Contractual Life (years)	6 years 11 months 4 days
Awards outstanding [Member] | 40.21 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 40.21
Number of awards outstanding at end of year	45,072
Weighted Average Remaining Contractual Life (years)	7 years 2 months 8 days
Awards outstanding [Member] | 49.68 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 49.68
Number of awards outstanding at end of year	233,000
Weighted Average Remaining Contractual Life (years)	7 years 18 days
Awards outstanding [Member] | 59.2 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 59.2
Number of awards outstanding at end of year	13,000
Weighted Average Remaining Contractual Life (years)	6 years 11 months 8 days
Awards outstanding [Member] | 64.61 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 64.61
Number of awards outstanding at end of year	25,010
Weighted Average Remaining Contractual Life (years)	7 years 1 month 13 days
Awards outstanding [Member] | Minimum [Member] | 0.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 0
Awards outstanding [Member] | Maximum [Member] | 0.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 0.01
Awards exercisable [Member] | 0.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of awards outstanding at end of year	31,389
Weighted Average Remaining Contractual Life (years)
Awards exercisable [Member] | 2.21 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of awards outstanding at end of year	2,312,101
Weighted Average Remaining Contractual Life (years)	5 years 11 months 8 days
Awards exercisable [Member] | 11.06 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of awards outstanding at end of year
Awards exercisable [Member] | 11.52 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of awards outstanding at end of year	43,312
Weighted Average Remaining Contractual Life (years)	9 years 5 months 19 days
Awards exercisable [Member] | 16.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of awards outstanding at end of year	161,062
Weighted Average Remaining Contractual Life (years)	5 years 4 months 13 days
Awards exercisable [Member] | 17.63 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of awards outstanding at end of year	319,132
Weighted Average Remaining Contractual Life (years)	8 years 6 months 7 days
Awards exercisable [Member] | 23.19 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of awards outstanding at end of year	105,000
Weighted Average Remaining Contractual Life (years)	7 years 9 months 10 days
Awards exercisable [Member] | 23.42 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of awards outstanding at end of year	8,000
Weighted Average Remaining Contractual Life (years)	7 years 9 months 7 days
Awards exercisable [Member] | 23.84 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of awards outstanding at end of year	313,184
Weighted Average Remaining Contractual Life (years)	7 years 11 months 8 days
Awards exercisable [Member] | 23.86 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of awards outstanding at end of year	39,035
Weighted Average Remaining Contractual Life (years)	7 years 9 months
Awards exercisable [Member] | 24.97 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of awards outstanding at end of year	13,687
Weighted Average Remaining Contractual Life (years)	7 years 5 months 1 day
Awards exercisable [Member] | 28.96 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of awards outstanding at end of year	18,875
Weighted Average Remaining Contractual Life (years)	6 years 10 months 2 days
Awards exercisable [Member] | 30.66 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of awards outstanding at end of year	14,848
Weighted Average Remaining Contractual Life (years)	7 years 6 months 10 days
Awards exercisable [Member] | 30.93 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of awards outstanding at end of year	20,000
Weighted Average Remaining Contractual Life (years)	6 years 9 months 21 days
Awards exercisable [Member] | 36.74 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of awards outstanding at end of year	2,250
Weighted Average Remaining Contractual Life (years)	6 years 11 months 4 days
Awards exercisable [Member] | 40.21 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of awards outstanding at end of year	32,777
Weighted Average Remaining Contractual Life (years)	7 years 2 months 8 days
Awards exercisable [Member] | 49.68 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of awards outstanding at end of year	160,187
Weighted Average Remaining Contractual Life (years)	7 years 18 days
Awards exercisable [Member] | 59.2 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of awards outstanding at end of year	9,750
Weighted Average Remaining Contractual Life (years)	6 years 11 months 8 days
Awards exercisable [Member] | 64.61 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of awards outstanding at end of year	17,194
Weighted Average Remaining Contractual Life (years)	7 years 1 month 13 days

[1]	Including 18,326 RSUs that were granted to the employees of Nanox AI at the completion of the merger and 13,063 RSUs that were issued in consideration for services.